Other Noncurrent Liabilities - Other Noncurrent Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Other Liabilities Disclosure [Abstract]
Accrued employees costs	$ 217,705	$ 210,335
Noncurrent deferred revenue	18,189	22,641
Accrued pension liability	14,017	16,189
Other	27,649	11,644
Other noncurrent liabilities	$ 277,560	$ 260,809